Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Stockholders' Equity
Weighted average assumptions used in estimating the value of the award

The weighted average assumptions used in estimating the value of the TSR award were as follows:

	Fiscal 2012	Fiscal 2011
Risk-free rate	1.22%	1.35%
Expected volatility	27.90%	27.7%
Expected dividend yield	1.17%	0.7%
Expected award life	3 years	3 years

  The following weighted average assumptions were used for grants:

Year ended March 31, 2012

Risk-free rate	0.82%
Expected volatility	25.03%
Expected dividend yield	1.27%
Expected option life	7 years

Schedule of stock option activity

	Year Ended March 31, 2012
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (per option)
Outstanding at beginning of period	606,922	$62.85
Granted	135,661	56.79
Exercised	(107,944)	52.88
Forfeited/expired	(216,517)	65.64
Outstanding at end of period	418,122	$62.02	2.7	$—
Options exercisable at end of period	282,461	$64.53	0.7	$—

Schedule of performance share award, TSR award, and restricted stock award activity

	Year Ended March 31, 2012
	Shares	Weighted Average Grant Date Fair Value
Nonvested at April 1, 2011	854,523	$78.85
Granted	347,287	60.63
Canceled/forfeited	(161,307)	61.79
Vested	(64,263)	69.51
Nonvested at March 31, 2012	976,240	$67.08